Other Income (Expense) - Schedule of Other Income (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Income And Expenses [Abstract]
Unrealized losses on long-term investments (Note 6 (c))	$ (656)	$ (4,515)
Realized gains on sale of long-term investments (Note 6)	234,910	38
Unrealized gains on other long-term investments	238	11,463
Realized gains on other long-term investments	1,952	4,483
Write-down of carrying value of long-term investments (Note 6 (b))	(4,649)	(32,881)
Other income (expense)	$ 228,721	$ (21,412)